PROVISION FOR ONEROUS CONTRACTS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	R$ 454,901	R$ 365,847
Constitutions to onerous contracts provision	105,945	175,079
Onerous contracts provision, reversal	(122,165)	(86,025)
Ending balance of onerous contracts provision	438,681	454,901
Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	454,901	361,788
Constitutions to onerous contracts provision	105,945	175,079
Onerous contracts provision, reversal	(122,165)	(81,966)
Ending balance of onerous contracts provision	438,681	454,901
Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		4,059
Onerous contracts provision, reversal		(4,059)
UHE Jirau | Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	129,672	39,150
Constitutions to onerous contracts provision	51,145	124,871
Onerous contracts provision, reversal	(33,695)	(34,349)
Ending balance of onerous contracts provision	147,122	129,672
Funil, MG | Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	225,727	222,881
Constitutions to onerous contracts provision	54,800	13,925
Onerous contracts provision, reversal		(11,079)
Ending balance of onerous contracts provision	280,527	225,727
UHE Coaracy Nunes | Generation
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision	99,502	99,757
Constitutions to onerous contracts provision		36,283
Onerous contracts provision, reversal	(88,470)	(36,538)
Ending balance of onerous contracts provision	R$ 11,032	99,502
LT Eunpolis - T. Freitas | Transmission
PROVISIONS FOR ONEROUS CONTRACTS
Beginning balance of onerous contracts provision		4,059
Onerous contracts provision, reversal		R$ (4,059)